Related Party Transactions (Details) - Schedule of related party transactions - Spectrum Global Solutions, Inc. [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Total	$ 577,925	$ 3,483,858
Promissory note issued to Keith Hayter [Member]
Related Party Transaction [Line Items]
Total	554,031
Promissory note issued to Roger Ponder [Member]
Related Party Transaction [Line Items]
Total	23,894
Promissory note issued to Roger Ponder [Member]
Related Party Transaction [Line Items]
Total		18,858
Promissory note issued to Keith Hayter [Member]
Related Party Transaction [Line Items]
Total		130,000
Promissory note issued to Keith Hayter One [Member]
Related Party Transaction [Line Items]
Total		85,000
Promissory note issued to Keith Hayter Two [Member]
Related Party Transaction [Line Items]
Total		80,000
Promissory note issued to Keith Hayter Three [Member]
Related Party Transaction [Line Items]
Total		170,000
Loan with WaveTech GmbH [Member]
Related Party Transaction [Line Items]
Total		$ 3,000,000